Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM ETF PRODUCTS TRUST
Entity Central Index Key	0001797318
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000223737
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Jan ETF
Class Name	AllianzIM U.S. Equity Buffer10 Jan ETF
Trading Symbol	JANT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jan ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Jan ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Jan ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.36% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Jan ETF - NAV ($16,097)	S&P 500® Price Return Index ($18,211)
12/31/2020	$10,000	$10,000
10/31/2021	$11,187	$12,261
10/31/2022	$10,145	$10,309
10/31/2023	$10,995	$11,165
10/31/2024	$14,076	$15,190
10/31/2025	$16,097	$18,211

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Jan ETF - NAV	14.36%	10.35%
S&P 500® Price Return Index	19.89%	13.21%

Performance Inception Date	Dec. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jant/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 52,316,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 874,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$52,316
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$874

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.0%
Time deposits	1.4%
Options written	(3.8)%
Net other assets and liabilities	(1.6)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jan ETF to AllianzIM U.S. Equity Buffer10 Jan ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jan ETF to AllianzIM U.S. Equity Buffer10 Jan ETF.
C000238368
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Feb ETF
Class Name	AllianzIM U.S. Equity Buffer10 Feb ETF
Trading Symbol	FEBT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Feb ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Feb ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Feb ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 13.68% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Feb ETF - NAV ($15,035)	S&P 500® Price Return Index ($16,779)
1/31/2023	$10,000	$10,000
10/31/2023	$10,317	$10,287
10/31/2024	$13,226	$13,996
10/31/2025	$15,035	$16,779

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Feb ETF - NAV	13.68%	16.00%
S&P 500® Price Return Index	19.89%	20.72%

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febt/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 102,086,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 506,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$102,086
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$506

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.4%
Time deposits	0.3%
Options written	(3.4)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Feb ETF to AllianzIM U.S. Equity Buffer10 Feb ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Feb ETF to AllianzIM U.S. Equity Buffer10 Feb ETF.
C000238369
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Mar ETF
Class Name	AllianzIM U.S. Equity Buffer10 Mar ETF
Trading Symbol	MART
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Mar ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Mar ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Mar ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.97% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Mar ETF - NAV ($15,223)	S&P 500® Price Return Index ($17,229)
2/28/2023	$10,000	$10,000
10/31/2023	$10,549	$10,563
10/31/2024	$13,127	$14,371
10/31/2025	$15,223	$17,229

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Mar ETF - NAV	15.97%	17.04%
S&P 500® Price Return Index	19.89%	22.59%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mart/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 26,641,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 202,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$26,641
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$202

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	0.4%
Options written	(5.0)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Mar ETF to AllianzIM U.S. Equity Buffer10 Mar ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Mar ETF to AllianzIM U.S. Equity Buffer10 Mar ETF.
C000218376
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Apr ETF
Class Name	AllianzIM U.S. Equity Buffer10 Apr ETF
Trading Symbol	APRT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Apr ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Apr ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Apr ETF	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 9.03% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Apr ETF - NAV ($17,163)	S&P 500® Price Return Index ($22,577)
5/28/2020	$10,000	$10,000
10/31/2020	$10,412	$10,793
10/31/2021	$12,102	$15,201
10/31/2022	$11,401	$12,780
10/31/2023	$12,686	$13,842
10/31/2024	$15,742	$18,832
10/31/2025	$17,163	$22,577

Average Annual Return [Table Text Block]
Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer10 Apr ETF - NAV	9.03%	10.51%	10.46%
S&P 500® Price Return Index	19.89%	15.91%	16.19%

Performance Inception Date	May 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprt/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 40,984,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 324,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$40,984
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$324

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	110.3%
Time deposits	0.4%
Options written	(10.3)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Apr ETF to AllianzIM U.S. Equity Buffer10 Apr ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Apr ETF to AllianzIM U.S. Equity Buffer10 Apr ETF.
C000241956
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 May ETF
Class Name	AllianzIM U.S. Equity Buffer10 May ETF
Trading Symbol	MAYT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 May ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 May ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 May ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 12.01% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to April 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 May ETF - NAV ($14,540)	S&P 500® Price Return Index ($16,405)
4/28/2023	$10,000	$10,000
10/31/2023	$10,149	$10,058
10/31/2024	$12,981	$13,684
10/31/2025	$14,540	$16,405

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 May ETF - NAV	12.01%	16.08%
S&P 500® Price Return Index	19.89%	21.81%

Performance Inception Date	Apr. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayt/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 19,084,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 123,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$19,084
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$123

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	110.5%
Time deposits	0.3%
Options written	(10.5)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 May ETF to AllianzIM U.S. Equity Buffer10 May ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 May ETF to AllianzIM U.S. Equity Buffer10 May ETF.
C000241958
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Jun ETF
Class Name	AllianzIM U.S. Equity Buffer10 Jun ETF
Trading Symbol	JUNT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jun ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Jun ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Jun ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 13.55% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to May 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Jun ETF - NAV ($14,326)	S&P 500® Price Return Index ($16,365)
5/31/2023	$10,000	$10,000
10/31/2023	$10,101	$10,033
10/31/2024	$12,616	$13,650
10/31/2025	$14,326	$16,365

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Jun ETF - NAV	13.55%	16.02%
S&P 500® Price Return Index	19.89%	22.58%

Performance Inception Date	May 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junt/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 21,489,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 140,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$21,489
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$140

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	107.7%
Time deposits	0.4%
Options written	(7.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jun ETF to AllianzIM U.S. Equity Buffer10 Jun ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jun ETF to AllianzIM U.S. Equity Buffer10 Jun ETF.
C000221038
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Jul ETF
Class Name	AllianzIM U.S. Equity Buffer10 Jul ETF
Trading Symbol	JULT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Jul ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Jul ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Jul ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.05% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to June 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Jul ETF - NAV ($18,404)	S&P 500® Price Return Index ($22,063)
6/30/2020	$10,000	$10,000
10/31/2020	$10,306	$10,547
10/31/2021	$12,000	$14,855
10/31/2022	$11,492	$12,489
10/31/2023	$12,631	$13,527
10/31/2024	$15,997	$18,403
10/31/2025	$18,404	$22,063

Average Annual Return [Table Text Block]
Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer10 Jul ETF - NAV	15.05%	12.30%	12.11%
S&P 500® Price Return Index	19.89%	15.91%	15.98%

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jult/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 84,142,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 521,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$84,142
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$521

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.9%
Time deposits	0.2%
Options written	(5.9)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jul ETF to AllianzIM U.S. Equity Buffer10 Jul ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Jul ETF to AllianzIM U.S. Equity Buffer10 Jul ETF.
C000241960
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Aug ETF
Class Name	AllianzIM U.S. Equity Buffer10 Aug ETF
Trading Symbol	AUGT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Aug ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Aug ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Aug ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 16.03% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to July 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Aug ETF - NAV ($14,089)	S&P 500® Price Return Index ($14,906)
7/31/2023	$10,000	$10,000
10/31/2023	$9,414	$9,139
10/31/2024	$12,143	$12,433
10/31/2025	$14,089	$14,906

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Aug ETF - NAV	16.03%	16.44%
S&P 500® Price Return Index	19.89%	19.39%

Performance Inception Date	Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augt/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 36,984,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 364,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$36,984
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$364

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.6%
Time deposits	0.1%
Options written	(5.6)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Aug ETF to AllianzIM U.S. Equity Buffer10 Aug ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Aug ETF to AllianzIM U.S. Equity Buffer10 Aug ETF.
C000241962
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Sep ETF
Class Name	AllianzIM U.S. Equity Buffer10 Sep ETF
Trading Symbol	SEPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Sep ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Sep ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Sep ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 16.40% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to August 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Sep ETF - NAV ($13,909)	S&P 500® Price Return Index ($15,175)
8/31/2023	$10,000	$10,000
10/31/2023	$9,511	$9,304
10/31/2024	$11,949	$12,657
10/31/2025	$13,909	$15,175

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Sep ETF - NAV	16.40%	16.44%
S&P 500® Price Return Index	19.89%	21.22%

Performance Inception Date	Aug. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sept/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 100,837,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 284,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$100,837
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$284

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.0%Footnote Reference*
Options written	(5.7)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Sep ETF to AllianzIM U.S. Equity Buffer10 Sep ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Sep ETF to AllianzIM U.S. Equity Buffer10 Sep ETF.
C000221854
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Oct ETF
Class Name	AllianzIM U.S. Equity Buffer10 Oct ETF
Trading Symbol	OCTT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Oct ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Oct ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Oct ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.51% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to September 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Oct ETF - NAV ($17,243)	S&P 500® Price Return Index ($20,340)
9/30/2020	$10,000	$10,000
10/31/2020	$9,737	$9,723
10/31/2021	$11,974	$13,694
10/31/2022	$11,182	$11,513
10/31/2023	$12,461	$12,470
10/31/2024	$14,928	$16,965
10/31/2025	$17,243	$20,340

Average Annual Return [Table Text Block]
Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer10 Oct ETF - NAV	15.51%	12.11%	11.31%
S&P 500® Price Return Index	19.89%	15.91%	14.98%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octt/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 58,195,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 863,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$58,195
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$863

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.3%
Time deposits	0.1%
Options written	(5.3)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Oct ETF to AllianzIM U.S. Equity Buffer10 Oct ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Oct ETF to AllianzIM U.S. Equity Buffer10 Oct ETF.
C000238366
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Nov ETF
Class Name	AllianzIM U.S. Equity Buffer10 Nov ETF
Trading Symbol	NVBT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Nov ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Nov ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Nov ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.61% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2024 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Nov ETF - NAV ($14,628)	S&P 500® Price Return Index ($17,666)
10/31/2022	$10,000	$10,000
10/31/2023	$10,738	$10,831
10/31/2024	$12,763	$14,735
10/31/2025	$14,628	$17,666

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Nov ETF - NAV	14.61%	13.52%
S&P 500® Price Return Index	19.89%	20.89%

Performance Inception Date	Oct. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbt/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 19,199,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 258,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$19,199
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$258

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.3%
Time deposits	1.2%
Options written	(5.1)%
Net other assets and liabilities	(1.4)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Nov ETF to AllianzIM U.S. Equity Buffer10 Nov ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Nov ETF to AllianzIM U.S. Equity Buffer10 Nov ETF.
C000238367
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer10 Dec ETF
Class Name	AllianzIM U.S. Equity Buffer10 Dec ETF
Trading Symbol	DECT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer10 Dec ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer10 Dec ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer10 Dec ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 12.62% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2024 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer10 Dec ETF - NAV ($14,498)	S&P 500® Price Return Index ($16,765)
11/30/2022	$10,000	$10,000
10/31/2023	$10,257	$10,279
10/31/2024	$12,874	$13,984
10/31/2025	$14,498	$16,765

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer10 Dec ETF - NAV	12.62%	13.58%
S&P 500® Price Return Index	19.89%	19.37%

Performance Inception Date	Nov. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/dect/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 116,330,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 735,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$116,330
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$735

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.1%
Time deposits	0.6%
Options written	(1.1)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Dec ETF to AllianzIM U.S. Equity Buffer10 Dec ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer10 Dec ETF to AllianzIM U.S. Equity Buffer10 Dec ETF.
C000223738
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Jan ETF
Class Name	AllianzIM U.S. Equity Buffer20 Jan ETF
Trading Symbol	JANW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jan ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Jan ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Jan ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 10.13% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Jan ETF - NAV ($14,574)	S&P 500® Price Return Index ($18,211)
12/31/2020	$10,000	$10,000
10/31/2021	$10,588	$12,261
10/31/2022	$10,225	$10,309
10/31/2023	$11,411	$11,165
10/31/2024	$13,234	$15,190
10/31/2025	$14,574	$18,211

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Jan ETF - NAV	10.13%	8.11%
S&P 500® Price Return Index	19.89%	13.21%

Performance Inception Date	Dec. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/janw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 288,755,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,890,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$288,755
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,890

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	107.0%
Time deposits	0.8%
Options written	(6.9)%
Net other assets and liabilities	(0.9)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jan ETF to AllianzIM U.S. Equity Buffer20 Jan ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jan ETF to AllianzIM U.S. Equity Buffer20 Jan ETF.
C000238372
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Feb ETF
Class Name	AllianzIM U.S. Equity Buffer20 Feb ETF
Trading Symbol	FEBW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Feb ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Feb ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Feb ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 9.73% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Feb ETF - NAV ($13,383)	S&P 500® Price Return Index ($16,779)
1/31/2023	$10,000	$10,000
10/31/2023	$10,343	$10,287
10/31/2024	$12,196	$13,996
10/31/2025	$13,383	$16,779

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Feb ETF - NAV	9.73%	11.19%
S&P 500® Price Return Index	19.89%	20.72%

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 102,725,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 678,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$102,725
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$678

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	106.0%
Time deposits	0.4%
Options written	(5.9)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Feb ETF to AllianzIM U.S. Equity Buffer20 Feb ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Feb ETF to AllianzIM U.S. Equity Buffer20 Feb ETF.
C000238373
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Mar ETF
Class Name	AllianzIM U.S. Equity Buffer20 Mar ETF
Trading Symbol	MARW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Mar ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Mar ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Mar ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 11.12% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Mar ETF - NAV ($13,534)	S&P 500® Price Return Index ($17,229)
2/28/2023	$10,000	$10,000
10/31/2023	$10,518	$10,563
10/31/2024	$12,179	$14,371
10/31/2025	$13,534	$17,229

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Mar ETF - NAV	11.12%	12.00%
S&P 500® Price Return Index	19.89%	22.59%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/marw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 68,516,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 529,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$68,516
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$529

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	107.8%
Time deposits	0.5%
Options written	(7.8)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Mar ETF to AllianzIM U.S. Equity Buffer20 Mar ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Mar ETF to AllianzIM U.S. Equity Buffer20 Mar ETF.
C000218377
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Apr ETF
Class Name	AllianzIM U.S. Equity Buffer20 Apr ETF
Trading Symbol	APRW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Apr ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Apr ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Apr ETF	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 6.92% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Apr ETF - NAV ($14,138)	S&P 500® Price Return Index ($22,577)
5/28/2020	$10,000	$10,000
10/31/2020	$10,235	$10,793
10/31/2021	$11,038	$15,201
10/31/2022	$10,678	$12,780
10/31/2023	$11,406	$13,842
10/31/2024	$13,223	$18,832
10/31/2025	$14,138	$22,577

Average Annual Return [Table Text Block]
Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer20 Apr ETF - NAV	6.92%	6.67%	6.59%
S&P 500® Price Return Index	19.89%	15.91%	16.19%

Performance Inception Date	May 28, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/aprw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 169,569,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,264,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$169,569
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,264

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	114.1%
Time deposits	0.3%
Options written	(14.0)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Apr ETF to AllianzIM U.S. Equity Buffer20 Apr ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Apr ETF to AllianzIM U.S. Equity Buffer20 Apr ETF.
C000241957
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 May ETF
Class Name	AllianzIM U.S. Equity Buffer20 May ETF
Trading Symbol	MAYW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 May ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 May ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 May ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 10.24% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to April 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 May ETF - NAV ($13,241)	S&P 500® Price Return Index ($16,405)
4/28/2023	$10,000	$10,000
10/31/2023	$10,171	$10,058
10/31/2024	$12,011	$13,684
10/31/2025	$13,241	$16,405

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 May ETF - NAV	10.24%	11.84%
S&P 500® Price Return Index	19.89%	21.81%

Performance Inception Date	Apr. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 68,689,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 476,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$68,689
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$476

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	114.8%
Time deposits	0.3%
Options written	(14.7)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 May ETF to AllianzIM U.S. Equity Buffer20 May ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 May ETF to AllianzIM U.S. Equity Buffer20 May ETF.
C000241959
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Jun ETF
Class Name	AllianzIM U.S. Equity Buffer20 Jun ETF
Trading Symbol	JUNW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jun ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Jun ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Jun ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 11.80% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to May 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Jun ETF - NAV ($13,188)	S&P 500® Price Return Index ($16,365)
5/31/2023	$10,000	$10,000
10/31/2023	$10,137	$10,033
10/31/2024	$11,796	$13,650
10/31/2025	$13,188	$16,365

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Jun ETF - NAV	11.80%	12.12%
S&P 500® Price Return Index	19.89%	22.58%

Performance Inception Date	May 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/junw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 63,467,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 551,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$63,467
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$551

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	110.8%
Time deposits	0.2%
Options written	(10.7)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jun ETF to AllianzIM U.S. Equity Buffer20 Jun ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jun ETF to AllianzIM U.S. Equity Buffer20 Jun ETF.
C000221039
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Jul ETF
Class Name	AllianzIM U.S. Equity Buffer20 Jul ETF
Trading Symbol	JULW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Jul ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Jul ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Jul ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 12.30% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to June 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Jul ETF - NAV ($15,810)	S&P 500® Price Return Index ($22,063)
6/30/2020	$10,000	$10,000
10/31/2020	$10,192	$10,547
10/31/2021	$11,024	$14,855
10/31/2022	$10,921	$12,489
10/31/2023	$11,894	$13,527
10/31/2024	$14,079	$18,403
10/31/2025	$15,810	$22,063

Average Annual Return [Table Text Block]
Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer20 Jul ETF - NAV	12.30%	9.18%	8.96%
S&P 500® Price Return Index	19.89%	15.91%	15.98%

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/julw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 307,278,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,693,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$307,278
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,693

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	108.1%
Time deposits	0.2%
Options written	(8.0)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jul ETF to AllianzIM U.S. Equity Buffer20 Jul ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Jul ETF to AllianzIM U.S. Equity Buffer20 Jul ETF.
C000241961
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Aug ETF
Class Name	AllianzIM U.S. Equity Buffer20 Aug ETF
Trading Symbol	AUGW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Aug ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Aug ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Aug ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 11.82% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to July 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Aug ETF - NAV ($12,861)	S&P 500® Price Return Index ($14,906)
7/31/2023	$10,000	$10,000
10/31/2023	$9,618	$9,139
10/31/2024	$11,502	$12,433
10/31/2025	$12,861	$14,906

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Aug ETF - NAV	11.82%	11.82%
S&P 500® Price Return Index	19.89%	19.39%

Performance Inception Date	Jul. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 151,117,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,201,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$151,117
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,201

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	107.2%
Time deposits	0.1%
Options written	(7.1)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Aug ETF to AllianzIM U.S. Equity Buffer20 Aug ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Aug ETF to AllianzIM U.S. Equity Buffer20 Aug ETF.
C000241963
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Sep ETF
Class Name	AllianzIM U.S. Equity Buffer20 Sep ETF
Trading Symbol	SEPW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Sep ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Sep ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Sep ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 11.18% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to August 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Sep ETF - NAV ($12,632)	S&P 500® Price Return Index ($15,175)
8/31/2023	$10,000	$10,000
10/31/2023	$9,685	$9,304
10/31/2024	$11,362	$12,657
10/31/2025	$12,632	$15,175

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Sep ETF - NAV	11.18%	11.38%
S&P 500® Price Return Index	19.89%	21.22%

Performance Inception Date	Aug. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sepw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 292,106,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 984,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$292,106
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$984

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	106.9%
Time deposits	0.1%
Options written	(6.9)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Sep ETF to AllianzIM U.S. Equity Buffer20 Sep ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Sep ETF to AllianzIM U.S. Equity Buffer20 Sep ETF.
C000221855
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Oct ETF
Class Name	AllianzIM U.S. Equity Buffer20 Oct ETF
Trading Symbol	OCTW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Oct ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Oct ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Oct ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 10.58% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to September 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Oct ETF - NAV ($15,447)	S&P 500® Price Return Index ($20,340)
9/30/2020	$10,000	$10,000
10/31/2020	$9,745	$9,723
10/31/2021	$10,966	$13,694
10/31/2022	$10,984	$11,513
10/31/2023	$12,307	$12,470
10/31/2024	$13,969	$16,965
10/31/2025	$15,447	$20,340

Average Annual Return [Table Text Block]
Name	1 Year	5 years	Since Inception*
AllianzIM U.S. Equity Buffer20 Oct ETF - NAV	10.58%	9.65%	8.93%
S&P 500® Price Return Index	19.89%	15.91%	14.98%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 328,250,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,618,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$328,250
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,618

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.8%
Time deposits	0.1%
Options written	(5.8)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Oct ETF to AllianzIM U.S. Equity Buffer20 Oct ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Oct ETF to AllianzIM U.S. Equity Buffer20 Oct ETF.
C000238370
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Nov ETF
Class Name	AllianzIM U.S. Equity Buffer20 Nov ETF
Trading Symbol	NVBW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Nov ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Nov ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Nov ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 10.26% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2024 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Nov ETF - NAV ($13,406)	S&P 500® Price Return Index ($17,666)
10/31/2022	$10,000	$10,000
10/31/2023	$10,741	$10,831
10/31/2024	$12,159	$14,735
10/31/2025	$13,406	$17,666

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Nov ETF - NAV	10.26%	10.26%
S&P 500® Price Return Index	19.89%	20.89%

Performance Inception Date	Oct. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 57,815,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 502,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$57,815
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$502

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.1%
Time deposits	0.8%
Options written	(5.1)%
Net other assets and liabilities	(0.8)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Nov ETF to AllianzIM U.S. Equity Buffer20 Nov ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Nov ETF to AllianzIM U.S. Equity Buffer20 Nov ETF.
C000238371
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer20 Dec ETF
Class Name	AllianzIM U.S. Equity Buffer20 Dec ETF
Trading Symbol	DECW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer20 Dec ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap Buffer20 Dec ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer20 Dec ETF	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 9.66% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2024 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer20 Dec ETF - NAV ($13,528)	S&P 500® Price Return Index ($16,765)
11/30/2022	$10,000	$10,000
10/31/2023	$10,264	$10,279
10/31/2024	$12,335	$13,984
10/31/2025	$13,528	$16,765

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer20 Dec ETF - NAV	9.66%	10.91%
S&P 500® Price Return Index	19.89%	19.37%

Performance Inception Date	Nov. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/decw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 384,874,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 2,636,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$384,874
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$2,636

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.6%
Options written	(3.4)%
Net other assets and liabilities	(0.7)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Dec ETF to AllianzIM U.S. Equity Buffer20 Dec ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap Buffer20 Dec ETF to AllianzIM U.S. Equity Buffer20 Dec ETF.
C000248782
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Trading Symbol	JANU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF (the “Fund”) for the period of December 31, 2024Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF	$65Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Expenses Paid, Amount	$ 65	[1]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of December 31, 2024, the Fund has returned 12.80% while the S&P 500® Price Return Index has returned 16.30%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from January 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF - NAV ($11,280)	S&P 500® Price Return Index ($11,630)
12/31/2024	$10,000	$10,000
10/31/2025	$11,280	$11,630

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF - NAV	12.80%
S&P 500® Price Return Index	16.30%

Performance Inception Date	Dec. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/janu/.
AssetsNet	$ 77,551,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 415,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$77,551
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$415

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.2%
Time deposits	0.4%
Options written	(0.1)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248786
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF
Trading Symbol	FEBU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF (the “Fund”) for the period of January 31, 2025Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF	$58Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Expenses Paid, Amount	$ 58	[2]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of January 31, 2025, the Fund has returned 11.30% while the S&P 500® Price Return Index has returned 13.24%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from February 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF - NAV ($11,130)	S&P 500® Price Return Index ($11,324)
1/31/2025	$10,000	$10,000
10/31/2025	$11,130	$11,324

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF - NAV	11.30%
S&P 500® Price Return Index	13.24%

Performance Inception Date	Jan. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/febu/.
AssetsNet	$ 47,301,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 248,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$47,301
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$248

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.3%
Time deposits	0.5%
Options written	(0.2)%
Net other assets and liabilities	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248787
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF
Trading Symbol	MARU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF (the “Fund”) for the period of February 28, 2025Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF	$53Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Expenses Paid, Amount	$ 53	[3]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of February 28, 2025, the Fund has returned 11.63% while the S&P 500® Price Return Index has returned 14.87%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from March 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF - NAV ($11,163)	S&P 500® Price Return Index ($11,487)
2/28/2025	$10,000	$10,000
10/31/2025	$11,163	$11,487

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Mar ETF - NAV	11.63%
S&P 500® Price Return Index	14.87%

Performance Inception Date	Feb. 28, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/maru/.
AssetsNet	$ 23,721,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 91,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$23,721
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$91

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.5%
Time deposits	0.3%
Options written	(0.3)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248788
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Trading Symbol	ARLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 13.96% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from April 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV ($12,170)	S&P 500® Price Return Index ($13,018)
3/28/2024	$10,000	$10,000
10/31/2024	$10,679	$10,859
10/31/2025	$12,170	$13,018

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF - NAV	13.96%	13.11%
S&P 500® Price Return Index	19.89%	17.99%

Performance Inception Date	Mar. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/arlu/.
AssetsNet	$ 48,682,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 267,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$48,682
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$267

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.5%
Time deposits	0.3%
Options written	(0.4)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248789
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Trading Symbol	MAYU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped May ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped May ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 13.88% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to April 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV ($12,651)	S&P 500® Price Return Index ($13,583)
4/30/2024	$10,000	$10,000
10/31/2024	$11,109	$11,330
10/31/2025	$12,651	$13,583

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped May ETF - NAV	13.88%	16.92%
S&P 500® Price Return Index	19.89%	22.58%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/mayu/.
AssetsNet	$ 24,511,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 144,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$24,511
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$144

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.7%
Time deposits	0.1%
Options written	(0.4)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248790
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Trading Symbol	JNEU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.59% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to May 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF - NAV ($12,212)	S&P 500® Price Return Index ($12,961)
5/31/2024	$10,000	$10,000
10/31/2024	$10,657	$10,811
10/31/2025	$12,212	$12,961

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF - NAV	14.59%	15.12%
S&P 500® Price Return Index	19.89%	20.05%

Performance Inception Date	May 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/jneu/.
AssetsNet	$ 25,950,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 133,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$25,950
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$133

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.8%
Time deposits	0.2%
Options written	(0.7)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248791
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Trading Symbol	JULU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.89% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to June 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF - NAV ($11,924)	S&P 500® Price Return Index ($12,527)
6/28/2024	$10,000	$10,000
10/31/2024	$10,379	$10,449
10/31/2025	$11,924	$12,527

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF - NAV	14.89%	14.01%
S&P 500® Price Return Index	19.89%	18.27%

Performance Inception Date	Jun. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/julu/.
AssetsNet	$ 143,091,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 514,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$143,091
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$514

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.1%
Time deposits	0.1%
Options written	(1.0)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248792
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Trading Symbol	AUGU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.16% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to July 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF - NAV ($11,824)	S&P 500® Price Return Index ($12,387)
7/31/2024	$10,000	$10,000
10/31/2024	$10,267	$10,332
10/31/2025	$11,824	$12,387

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF - NAV	15.16%	14.32%
S&P 500® Price Return Index	19.89%	18.64%

Performance Inception Date	Jul. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/augu/.
AssetsNet	$ 30,298,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 205,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$30,298
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$205

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.3%
Time deposits	0.2%
Options written	(1.3)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248793
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Trading Symbol	SEPU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.94% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to August 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF - NAV ($11,614)	S&P 500® Price Return Index ($12,110)
8/30/2024	$10,000	$10,000
10/31/2024	$10,104	$10,101
10/31/2025	$11,614	$12,110

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF - NAV	14.94%	13.64%
S&P 500® Price Return Index	19.89%	17.78%

Performance Inception Date	Aug. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sepu/.
AssetsNet	$ 129,903,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 298,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$129,903
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$298

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	101.7%
Time deposits	0.1%
Options written	(1.6)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248783
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Trading Symbol	OCTU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.97% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to September 30, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF - NAV ($11,409)	S&P 500® Price Return Index ($11,870)
9/30/2024	$10,000	$10,000
10/31/2024	$9,923	$9,901
10/31/2025	$11,409	$11,870

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF - NAV	14.97%	12.92%
S&P 500® Price Return Index	19.89%	17.12%

Performance Inception Date	Sep. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/octu/.
AssetsNet	$ 61,323,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 304,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$61,323
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$304

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.2%
Time deposits	0.0%Footnote Reference*
Options written	(2.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248784
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Trading Symbol	NVBU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 15.80% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s return aligns with the outcome that the Fund seeks to provide over its outcome period, which is from November 1, 2024 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF - NAV ($11,580)	S&P 500® Price Return Index ($11,989)
10/31/2024	$10,000	$10,000
10/31/2025	$11,580	$11,989

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF - NAV	15.80%	15.80%
S&P 500® Price Return Index	19.89%	19.89%

Performance Inception Date	Oct. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/nvbu/.
AssetsNet	$ 31,844,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 179,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$31,844
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$179

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.6%
Time deposits	0.5%
Options written	(2.7)%
Net other assets and liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000248785
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Class Name	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Trading Symbol	DECU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF (the “Fund”) for the period of November 29, 2024Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF	$71Footnote Reference**	0.74%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Expenses Paid, Amount	$ 71	[4]
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of November 29, 2024, the Fund has returned 9.69% while the S&P 500® Price Return Index has returned 13.39%. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from December 1, 2024 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF - NAV ($10,969)	S&P 500® Price Return Index ($11,339)
11/29/2024	$10,000	$10,000
10/31/2025	$10,969	$11,339

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF - NAV	9.69%
S&P 500® Price Return Index	13.39%

Performance Inception Date	Nov. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/decu/.
AssetsNet	$ 279,708,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 742,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$279,708
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$742

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	100.1%
Time deposits	0.2%
Options written	0.0%Footnote Reference*
Net other assets and liabilities	(0.3)%
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000230498
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF
Trading Symbol	SIXJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.53% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF - NAV ($13,459)	S&P 500® Price Return Index ($14,352)
12/31/2021	$10,000	$10,000
10/31/2022	$9,160	$8,124
10/31/2023	$9,749	$8,799
10/31/2024	$11,751	$11,971
10/31/2025	$13,459	$14,352

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF - NAV	14.53%	8.06%
S&P 500® Price Return Index	19.89%	9.88%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixj/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 144,680,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,357,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$144,680
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,357

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.7%
Time deposits	0.8%
Options written	(5.0)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF to AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Jan/Jul ETF to AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF.
Material Fund Change Objectives [Text Block]	The Fund’s classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
C000247811
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
Trading Symbol	SIXF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.04% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from August 1, 2025 to January 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF - NAV ($12,549)	S&P 500® Price Return Index ($14,116)
1/31/2024	$10,000	$10,000
10/31/2024	$11,004	$11,774
10/31/2025	$12,549	$14,116

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF - NAV	14.04%	13.87%
S&P 500® Price Return Index	19.89%	21.80%

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixf/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 63,528,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 327,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$63,528
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$327

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.2%
Time deposits	0.4%
Options written	(4.6)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF to AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Feb/Aug ETF to AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF.
C000247812
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Trading Symbol	SIXP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 14.47% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from September 1, 2025 to February 28, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF - NAV ($12,437)	S&P 500® Price Return Index ($13,422)
2/29/2024	$10,000	$10,000
10/31/2024	$10,865	$11,195
10/31/2025	$12,437	$13,422

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF - NAV	14.47%	13.94%
S&P 500® Price Return Index	19.89%	19.26%

Performance Inception Date	Feb. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixp/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 322,584,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 694,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$322,584
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$694

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	104.2%
Time deposits	0.5%
Options written	(4.5)%
Net other assets and liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF to AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Mar/Sep ETF to AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF.
C000230499
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF
Trading Symbol	SIXO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 8.32% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF - NAV ($13,717)	S&P 500® Price Return Index ($15,880)
9/30/2021	$10,000	$10,000
10/31/2021	$10,277	$10,691
10/31/2022	$9,691	$8,989
10/31/2023	$10,797	$9,736
10/31/2024	$12,663	$13,245
10/31/2025	$13,717	$15,880

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF - NAV	8.32%	8.04%
S&P 500® Price Return Index	19.89%	11.99%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixo/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 132,023,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 1,557,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$132,023
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$1,557

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.5%
Time deposits	0.4%
Options written	(3.9)%
Net other assets and liabilities	0.0%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF to AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Apr/Oct ETF to AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF.
C000247813
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
Trading Symbol	SIXZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 8.71% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from May 1, 2025 to October 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF - NAV ($11,723)	S&P 500® Price Return Index ($13,583)
4/30/2024	$10,000	$10,000
10/31/2024	$10,784	$11,330
10/31/2025	$11,723	$13,583

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF - NAV	8.71%	11.15%
S&P 500® Price Return Index	19.89%	22.58%

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixz/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 16,852,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 141,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$16,852
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$141

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.2%
Time deposits	0.9%
Options written	(3.6)%
Net other assets and liabilities	(0.5)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF to AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 May/Nov ETF to AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF.
C000247814
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Class Name	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF
Trading Symbol	SIXD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF (the “Fund”) (formerly known as AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 8.58% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from June 1, 2025 to November 30, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF - NAV ($11,433)	S&P 500® Price Return Index ($12,961)
5/31/2024	$10,000	$10,000
10/31/2024	$10,529	$10,811
10/31/2025	$11,433	$12,961

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF - NAV	8.58%	9.90%
S&P 500® Price Return Index	19.89%	20.05%

Performance Inception Date	May 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/sixd/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 32,870,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 629,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$32,870
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$629

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	107.7%
Time deposits	1.0%
Options written	(8.0)%
Net other assets and liabilities	(0.7)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF to AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF.

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]	Effective December 22, 2025, the Fund's name changed from AllianzIM U.S. Large Cap 6 Month Buffer10 Jun/Dec ETF to AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF.
C000247817
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Class Name	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF
Trading Symbol	FLJJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 13.35% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from July 1, 2025 to December 31, 2025.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV ($12,602)	S&P 500® Price Return Index ($14,116)
1/31/2024	$10,000	$10,000
10/31/2024	$11,118	$11,774
10/31/2025	$12,602	$14,116

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Jan/Jul ETF - NAV	13.35%	14.15%
S&P 500® Price Return Index	19.89%	21.80%

Performance Inception Date	Jan. 31, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/fljj/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 8,664,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 142,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$8,664
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$142

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	105.6%
Time deposits	0.5%
Options written	(5.8)%
Net other assets and liabilities	(0.3)%
Total	100.0%

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]
C000247818
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Class Name	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF
Trading Symbol	FLAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  The Fund returned 4.33% while the S&P 500® Price Return Index returned 19.89% over the last year ending October 31, 2025. The Fund’s returns over the last year will differ from the outcomes that the Fund seeks to provide over its outcome period, which is from October 1, 2025 to March 31, 2026.

  U.S. financial markets experienced notable fluctuations and developments over the last year. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied nearly 20% on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV ($11,286)	S&P 500® Price Return Index ($13,018)
3/28/2024	$10,000	$10,000
10/31/2024	$10,817	$10,859
10/31/2025	$11,286	$13,018

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception*
AllianzIM U.S. Equity 6 Month Floor5 Apr/Oct ETF - NAV	4.33%	7.88%
S&P 500® Price Return Index	19.89%	17.99%

Performance Inception Date	Mar. 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/flao/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 11,286,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 112,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$11,286
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$112

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	103.0%
Time deposits	0.1%
Options written	(3.1)%
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]
C000261328
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer15 ETF
Class Name	AllianzIM U.S. Equity Buffer15 ETF
Trading Symbol	QBSF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer15 ETF (the “Fund”) for the period of June 30, 2025Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer15 ETF	$22Footnote Reference**	0.64%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Expenses Paid, Amount	$ 22	[5]
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
AssetsNet	$ 21,965,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 20,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$21,965
# of Portfolio Holdings	4
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$20

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.1%
Time deposits	0.6%
Options written	(2.9)%
Net other assets and liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000261329
Shareholder Report [Line Items]
Fund Name	AllianzIM U.S. Equity Buffer100 Protection ETF
Class Name	AllianzIM U.S. Equity Buffer100 Protection ETF
Trading Symbol	AIOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM U.S. Equity Buffer100 Protection ETF (the “Fund”) for the period of June 30, 2025Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*
AllianzIM U.S. Equity Buffer100 Protection ETF	$22Footnote Reference**	0.64%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.

Expenses Paid, Amount	$ 22	[6]
Expense Ratio, Percent	0.64%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
AssetsNet	$ 21,830,000
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 40,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$21,830
# of Portfolio Holdings	3
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$40

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Options purchased	102.5%
Time deposits	0.7%
Options written	(3.1)%
Net other assets and liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000253576
Shareholder Report [Line Items]
Fund Name	AllianzIM Buffer20 Allocation ETF
Class Name	AllianzIM Buffer20 Allocation ETF
Trading Symbol	SPBW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM Buffer20 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer20 Allocation ETF	$4Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount	$ 4	[7]
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of January 7, 2025, the Fund has returned 8.35% while the S&P 500® Price Return Index has returned 15.76%. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of twelve AllianzIM U.S. Equity Buffer20 ETFs (“Underlying ETFs”). While the Fund itself does not pursue a buffered strategy, each Underlying ETF seeks to pursue a buffered strategy that is based on the performance of the SPDR® S&P 500® ETF’s (“SPY”) share price over a one-year Outcome Period. Given the strong positive performance of SPY during the period, the Fund’s diversified exposure to the Outcome Periods of the Underlying ETFs has resulted in the Fund experiencing a positive return as well.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM Buffer20 Allocation ETF - NAV ($10,835)	S&P 500® Price Return Index ($11,576)
1/7/2025	$10,000	$10,000
10/31/2025	$10,835	$11,576

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM Buffer20 Allocation ETF - NAV	8.35%
S&P 500® Price Return Index	15.76%

Performance Inception Date	Jan. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/spbw/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 41,249,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 13,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$41,249
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$13

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since January 7, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]
C000257488
Shareholder Report [Line Items]
Fund Name	AllianzIM Buffer15 Uncapped Allocation ETF
Class Name	AllianzIM Buffer15 Uncapped Allocation ETF
Trading Symbol	SPBU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM Buffer15 Uncapped Allocation ETF (the “Fund”) for the period of March 5, 2025Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM Buffer15 Uncapped Allocation ETF	$4Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount	$ 4	[8]
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of March 5, 2025, the Fund has returned 12.96% while the S&P 500® Price Return Index has returned 17.07%. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of twelve AllianzIM U.S. Equity Buffer15 Uncapped ETFs (“Underlying ETFs”). While the Fund itself does not pursue a buffered strategy, each Underlying ETF seeks to pursue a buffered strategy that is based on the performance of the SPDR® S&P 500® ETF’s (“SPY”) share price over a one-year Outcome Period. Given the strong positive performance of SPY during the period, the Fund’s diversified exposure to the Outcome Periods of the Underlying ETFs has resulted in the Fund experiencing a positive return as well.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM Buffer15 Uncapped Allocation ETF - NAV ($11,296)	S&P 500® Price Return Index ($11,707)
3/5/2025	$10,000	$10,000
10/31/2025	$11,296	$11,707

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM Buffer15 Uncapped Allocation ETF - NAV	12.96%
S&P 500® Price Return Index	17.07%

Performance Inception Date	Mar. 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/spbu/.
AssetsNet	$ 86,874,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 13,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$86,874
# of Portfolio Holdings	12
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$13

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]
Material Fund Change Name [Text Block]
C000253575
Shareholder Report [Line Items]
Fund Name	AllianzIM 6 Month Buffer10 Allocation ETF
Class Name	AllianzIM 6 Month Buffer10 Allocation ETF
Trading Symbol	SPBX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AllianzIM 6 Month Buffer10 Allocation ETF (the “Fund”) for the period of January 7, 2025Footnote Reference* to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.allianzim.com/regulatory-documents/. You can also request this information by contacting us at 877-429-3837 (877-4AZ-ETFS).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-429-3837 (877-4AZ-ETFS)
Additional Information Website	www.allianzim.com/regulatory-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 InvestmentFootnote Reference1	Cost Paid as a percentage of a $10,000 InvestmentFootnote Reference*Footnote Reference1
AllianzIM 6 Month Buffer10 Allocation ETF	$4Footnote Reference**	0.05%
Footnote	Description
Footnote*	Annualized.
Footnote**	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Footnote[1]	Reflects applicable fee waivers.

Expenses Paid, Amount	$ 4	[9]
Expense Ratio, Percent	0.05%
Expenses Short Period Footnote [Text Block]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
Factors Affecting Performance [Text Block]

What affected Fund performance over the last year?

  Since its inception date of January 7, 2025, the Fund has returned 8.48% while the S&P 500® Price Return Index has returned 15.76%. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a laddered portfolio of six AllianzIM U.S. Equity 6 Month Buffer10 ETFs (“Underlying ETFs”). While the Fund itself does not pursue a buffered strategy, each Underlying ETF seeks to pursue a buffered strategy that is based on the performance of the SPDR® S&P 500® ETF’s (“SPY”) share price over a six-month Outcome Period. Given the strong positive performance of SPY during the period, the Fund’s diversified exposure to the Outcome Periods of the Underlying ETFs has resulted in the Fund experiencing a positive return as well.

  U.S. financial markets experienced notable fluctuations and developments since inception of the Fund. The Federal Reserve’s monetary policy remained a focal point, as it carefully adjusted interest rates to manage inflation while supporting economic growth. Broad U.S. stock market indices had moments of heightened volatility, largely influenced by tariffs and geopolitical tensions. Nonetheless, the S&P 500® Price Return Index rallied in strong fashion on the heels of continued strong corporate earnings and momentum from technology-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	AllianzIM 6 Month Buffer10 Allocation ETF - NAV ($10,848)	S&P 500® Price Return Index ($11,576)
1/7/2025	$10,000	$10,000
10/31/2025	$10,848	$11,576

Average Annual Return [Table Text Block]
Name	Since Inception*
AllianzIM 6 Month Buffer10 Allocation ETF - NAV	8.48%
S&P 500® Price Return Index	15.76%

Performance Inception Date	Jan. 07, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption or sale of Fund shares. Call 877-429-3837 (877-4AZ-ETFS) for current performance questions or visit www.allianzim.com/etfs/spbx/.
Material Change Date	Dec. 22, 2025
AssetsNet	$ 37,902,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 11,000
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets (000s)	$37,902
# of Portfolio Holdings	6
Portfolio Turnover Rate (not annualized for periods less than one year and does not include derivative holdings)	-
Advisory Fees Paid (000s)	$11

Holdings [Text Block]

Portfolio Composition (as a percentage of net assets)

Affiliated Exchange-Traded Funds	100.0%
Time deposits	0.0%Footnote Reference*
Net other assets and liabilities	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Rounds to less than 0.05%.

Material Fund Change [Text Block]

How has the Fund changed over the last year?

This is a summary of certain changes to the Fund since January 7, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2026, at www.allianzim.com/regulatory-documents/ or upon request by calling 877-429-3837 (877-4AZ-ETFS).

Effective December 22, 2025, the Fund's primary listing exchange for its shares transferred from the NYSE Arca, Inc. to the Cboe BZX Exchange, Inc.

Material Fund Change Name [Text Block]

[1]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[2]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[3]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[4]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[5]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[6]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[7]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[8]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.
[9]	Represents a period less than one year, had the Fund existed for the full one year reporting period, costs would have been higher.